Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair values of derivative instruments [Line Items]
Derivative assets	₩ 5,633,915	₩ 2,829,274
Derivative liabilities	5,016,567	2,303,012
Trading purpose | Foreign currency related
Fair values of derivative instruments [Line Items]
Derivative assets	4,314,281	1,843,188
Derivative liabilities	4,032,337	1,585,635
Trading purpose | Foreign currency related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	4,314,191	1,843,188
Derivative liabilities	4,032,151	1,585,635
Trading purpose | Foreign currency related | Over the counter | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	3,135,319	1,360,384
Derivative liabilities	3,021,258	1,056,760
Trading purpose | Foreign currency related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	1,145,619	473,797
Derivative liabilities	979,022	519,445
Trading purpose | Foreign currency related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	33,253	9,007
Derivative liabilities	31,871	9,430
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	90	0
Derivative liabilities	186	0
Trading purpose | Interest rates related
Fair values of derivative instruments [Line Items]
Derivative assets	314,451	261,552
Derivative liabilities	365,936	253,944
Trading purpose | Interest rates related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	313,551	260,855
Derivative liabilities	365,514	253,349
Trading purpose | Interest rates related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	311,403	260,020
Derivative liabilities	363,297	247,723
Trading purpose | Interest rates related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	2,148	835
Derivative liabilities	2,217	5,626
Trading purpose | Interest rates related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	900	697
Derivative liabilities	422	595
Trading purpose | Credit related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	273,578	283,015
Derivative liabilities	29,682	38,598
Trading purpose | Equity related
Fair values of derivative instruments [Line Items]
Derivative assets	237,573	181,475
Derivative liabilities	219,230	84,982
Trading purpose | Equity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	124,784	148,802
Derivative liabilities	58,058	48,824
Trading purpose | Equity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	2,750	4,526
Derivative liabilities	9,840	9,402
Trading purpose | Equity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	122,034	144,276
Derivative liabilities	48,218	39,422
Trading purpose | Equity related | Exchange traded
Fair values of derivative instruments [Line Items]
Derivative assets	112,789	32,673
Derivative liabilities	161,172	36,158
Trading purpose | Equity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	34,816	4,318
Derivative liabilities	7,711	6,417
Trading purpose | Equity related | Exchange traded | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	77,973	28,355
Derivative liabilities	153,461	29,741
Trading purpose | Commodity related
Fair values of derivative instruments [Line Items]
Derivative assets	17,529	16,838
Derivative liabilities	32,879	37,845
Trading purpose | Commodity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	5,949	14,496
Derivative liabilities	32,693	27,745
Trading purpose | Commodity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	5,949	14,496
Derivative liabilities	32,693	27,745
Trading purpose | Commodity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	11,580	2,342
Derivative liabilities	186	10,100
Hedging purpose
Fair values of derivative instruments [Line Items]
Derivative assets	476,503	243,206
Derivative liabilities	336,503	302,008
Hedging purpose | Foreign currency related | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	91,747	14,380
Derivative liabilities	10,507	21,121
Hedging purpose | Foreign currency related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	65,256	74,240
Derivative liabilities	186,150	48,396
Hedging purpose | Interest rates related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	319,500	154,586
Derivative liabilities	₩ 139,846	₩ 232,491